INVESTMENT IN EQUITY SECURITIES, AT FAIR VALUE AND LONG-TERM INVESTMENTS - Investment in equity securities, at fair value-Alesta Therapeutics B.V. (Details)	1 Months Ended					12 Months Ended
	Dec. 31, 2024 USD ($) shares	Jul. 31, 2021 USD ($) shares	Jul. 31, 2021 EUR (€) shares	Apr. 30, 2019 USD ($)	Apr. 30, 2019 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)
Schedule of Investments
Payments to acquire equity investments | $						$ 1,624,000	$ 1,370,000
Black Belt Tx Limited
Schedule of Investments
Payments to acquire equity investments				$ 2,249,600	€ 2,000,000
Equity ownership (as a percent)				14.10%	14.10%
Exchange of common stocks | shares		770,270	770,270
Convertible loan tranches repaid		$ 11,900,000	€ 10,000,000
Percentage of price per share issued at which the outstanding principal loan is to be converted		80.00%	80.00%
Alesta Tx
Schedule of Investments
Equity ownership (as a percent)			12.90%	14.10%	14.10%
Contribution amount | €			€ 750,000
Percentage of fully diluted capital			8.30%
Term of loan (in years)		3 years	3 years
Loan to be advanced		$ 261,000	€ 217,166
Interest rate (as a percent)		6.00%	6.00%
Investment in equity securities using measurement alternative, fair value	$ 331,237						$ 331,237	€ 317,612
Debt securities conversion, gain (loss) on fair value | $	$ 37,000
Alesta Tx | Series A Preferred Shares
Schedule of Investments
Shares conversion | shares	172,875